Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2023	2022[1]
	£m	£m
Cash collateral and margin receivables	39,125	44,932
Settlement accounts	13,028	6,926
Bullion	4,393	3,464
Prepayments and accrued income	2,521	1,769
Property, plant and equipment	819	761
Right-of-use assets	167	166
Employee benefit assets (Note 5)	51	73
Other accounts	3,531	3,353
At 31 Dec	63,635	61,444
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.